Information About Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of changes in accumulated non-controlling interests
Profit or loss allocated to
non-controlling
interests and accumulated
non-controlling
interests of subsidiaries that are material to the Group for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of Korean won)	December 31, 2022
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non- controlling interests		Dividends paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.8%	￦	410,695	￦	7,127	￦	(8,284)	￦	13,651	￦	423,189
BC Card Co., Ltd.	30.5%		498,928		47,909		(7,641)		(14,539)		524,657
KTIS Corporation	66.7%		135,240		14,965		(2,226)		(6,577)		141,402
KTCS Corporation	78.3%		145,111		18,888		(2,721)		(7,397)		153,881
Nasmedia Co., Ltd.	56.0%		124,181		15,610		(4,187)		(179)		135,425

(In millions of Korean won)	December 31, 2023
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non- controlling interests		Dividends paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.4%	￦	423,189	￦	(47,355)	￦	(8,287)	￦	(6,192)	￦	361,355
BC Card Co., Ltd.	30.5%		524,657		25,355		(4,960)		3,023		548,075
KTIS Corporation	66.7%		141,402		5,947		(2,451)		(1,872)		143,026
KTCS Corporation	78.3%		153,881		14,228		(3,001)		(2,313)		162,795
Nasmedia Co., Ltd.	55.9%		135,425		10,679		(4,028)		(467)		141,609

(In millions of Korean won)	December 31, 2024
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividends paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.5%	￦	361,355	￦	(71,590)	￦	(8,184)	￦	680	￦	282,261
BC Card Co., Ltd.	30.5%		548,075		45,135		(2,010)		7,222		598,422
KTIS Corporation	66.7%		143,026		6,305		(2,451)		(861)		146,019
KTCS Corporation	78.3%		162,795		5,221		(2,501)		(566)		164,949
Nasmedia Co., Ltd .	55.9%		141,609		(2,071)		(4,428)		419		135,529

Summary of financial information on subsidiaries

	December 31, 2023
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia Co., Ltd.
Current assets	￦	425,661	￦	3,739,847	￦	111,313	￦	304,508	￦	411,774
Non-current assets		795,182		2,613,031		336,296		130,391		101,537
Current liabilities		353,839		3,661,263		116,271		187,621		251,207
Non-current liabilities		125,531		1,061,169		127,248		47,228		11,129
Equity		741,473		1,630,446		204,090		200,050		250,975

	December 31, 2024
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia Co., Ltd.
Current assets	￦	434,876	￦	3,130,823	￦	129,015	￦	293,408	￦	427,146
Non-current assets		605,312		2,830,224		340,917		141,659		65,636
Current liabilities		242,754		3,147,202		122,879		189,900		244,498
Non-current liabilities		220,840		1,049,521		138,947		42,229		8,209
Equity		576,594		1,764,324		208,106		202,938		240,075

Summary of consolidated statements of comprehensive income
Summarized consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia Co., Ltd.
Operating revenue	￦	1,038,468	￦	3,897,090	￦	536,229	￦	1,031,010	￦	153,211
Profit for the year		20,941		148,341		15,917		17,634		27,691
Other comprehensive income (loss)		13,544		(5,286)		(2,415)		(134)		(695)
Total comprehensive income		34,485		143,055		13,502		17,500		26,996

	2023
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia Co., Ltd.
Operating revenue	￦	1,034,342	￦	4,027,450	￦	593,162	￦	1,035,911	￦	147,934
Profit for the year		(109,407)		76,545		13,922		15,804		17,703
Other comprehensive income (loss)		(6,625)		13,832		(3,162)		(2,550)		(1,890)
Total comprehensive income		(116,032)		90,377		10,760		13,254		15,813

	2024
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia Co., Ltd.
Operating revenue	￦	1,026,644	￦	3,806,858	￦	604,479	￦	1,122,264	￦	143,639
Profit for the year		(156,033)		141,149		11,862		6,814		(3,884)
Other comprehensive income (loss)		(3,019)		636		(4,172)		(133)		898
Total comprehensive income		(159,052)		141,785		7,690		6,681		(2,986)

Summary of consolidated statements of cash flows
Summarized consolidated statements of cash flows for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia Co., Ltd.
Cash flows from operating activities	￦	176,407	￦	(798,043)	￦	13,809	￦	19,423	￦	22,015
Cash flows from investing activities		(78,928)		(7,733)		9,813		13,245		3,845
Cash flows from financing activities		(79,455)		914,441		(29,199)		(35,578)		(11,136)
Net increase (decrease) in cash and cash equivalents		18,024		108,665		(5,577)		(2,910)		14,724
Cash and cash equivalents at beginning of year		80,672		326,482		30,521		63,884		71,396
Exchange differences		(1)		(100)		—		840		13
Cash and cash equivalents at end of the year		98,695		435,047		24,944		61,814		86,133

	2023
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia Co., Ltd.
Cash flows from operating activities	￦	207,207	￦	82,883	￦	50,892	￦	55,146	￦	8,116
Cash flows from investing activities		(125,343)		(74,430)		(17,636)		(5,901)		(30,910)
Cash flows from financing activities		(50,811)		(67,609)		(32,872)		(26,948)		(11,077)
Net increase (decrease) in cash and cash equivalents		31,053		(59,156)		384		22,297		(33,871)
Cash and cash equivalents at beginning of year		98,695		435,047		24,944		61,814		86,133
Exchange differences		—		(95)		—		—		15
Cash and cash equivalents at end of the year		129,748		375,796		25,328		84,111		52,277

	2024
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia Co., Ltd.
Cash flows from operating activities	￦	162,281	￦	(97,232)	￦	61,770	￦	44,551	￦	35,867
Cash flows from investing activities		(160,757)		(30,579)		(9,923)		1,661		(22,210)
Cash flows from financing activities		9,510		121,800		(32,762)		(25,211)		(11,803)
Net increase (decrease) in cash and cash equivalents		11,034		(6,011)		19,085		21,001		1,854
Cash and cash equivalents at beginning of year		129,748		375,796		25,328		84,111		52,277
Exchange differences		—		358		—		—		45
Cash and cash equivalents at end of the year		140,782		370,143		44,413		105,112		54,176

Summary of changes in ownership interest on the equity attributable to owners

(in millions of Korean won)	2022		2023		2024
Carrying amount of non-controlling interests acquired	￦	19,272	￦	3,022	￦	(20,329)
Consideration paid to non-controlling interests		69,652		213,819		(38)

Effect of changes in equity (net amount)	￦	88,924	￦	216,841	￦	(20,367)